Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,379,131	$1,349,851
Allowance for credit losses	(7,722)	(7,081)
Accounts receivable (net)	1,371,409	1,342,770
Unbilled services (unbilled revenue)	674,509	623,121
Accounts receivable and unbilled revenue, net	$2,045,918	$1,965,891

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	March 31, 2022	December 31, 2021	$ Change	% Change

Unbilled services (unbilled revenue)	$674,509	$623,121	$51,388	8.2%
Unearned revenue (payments on account)	(1,300,980)	(1,323,961)	22,981	(1.7)%
Net balance	$(626,471)	$(700,840)	$74,369	(10.6)%